Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Summary of Trade and Other Receivables
The following are included in trade and other receivables:

	2021	2020
Amounts falling due within one year	£m	£m
Trade receivables (net of loss allowance)	6,600.5	6,572.2
Work in progress	254.0	264.1
VAT and sales taxes recoverable	350.3	236.6
Prepayments	215.3	248.1
Accrued income	3,435.7	3,150.1
Fair value of derivatives	2.5	0.2
Other debtors	504.0	501.0
	11,362.3	10,972.3
Past due amounts are not impaired where collection is considered likely.

	2021	2020
Amounts falling due after more than one year	£m	£m
Prepayments	3.0	2.8
Fair value of derivatives	0.5	9.6
Other debtors	149.1	143.8
	152.6	156.2

Ageing of Trade Receivables and Other Financial Assets
The ageing of trade receivables and other financial assets by due date is as follows:

	Carrying amount at 31 December 2021	Not past due	Days past due
			0-30 days	31-90 days	91-180 days	181 days- 1 year	Greater than 1 year
2021	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	6,671.0	5,755.6	589.8	194.4	64.0	10.6	56.6
Loss allowance	(70.5)	(2.3)	(0.2)	(1.9)	(7.5)	(4.9)	(53.7)
	6,600.5	5,753.3	589.6	192.5	56.5	5.7	2.9
Other financial assets	496.3	422.1	15.2	2.7	3.0	2.7	50.6
	7,096.8	6,175.4	604.8	195.2	59.5	8.4	53.5

	Carrying amount at 31 December 2020	Not past due	Days past due
			0-30 days	31-90 days	91-180 days	181 days- 1 year	Greater than 1 year
2020	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	6,684.7	5,696.8	661.2	169.2	55.6	32.7	69.2
Loss allowance	(112.5)	(4.4)	(1.2)	(1.9)	(15.2)	(25.2)	(64.6)
	6,572.2	5,692.4	660.0	167.3	40.4	7.5	4.6
Other financial assets	527.2	451.8	32.5	8.6	11.8	4.3	18.2
	7,099.4	6,144.2	692.5	175.9	52.2	11.8	22.8

Bad Debt Provisions

	2021	2020	2019
	£m	£m	£m
Loss allowance
At beginning of year	112.5	111.7	116.6
New acquisitions	3.7	3.5	5.0
Charged to the income statement	17.2	50.6	45.4
Released to the income statement	(27.9)	(9.8)	(19.0)
Exchange adjustments	(1.7)	(2.8)	(4.1)
Transfer to disposal group classified as held for sale	—	—	(8.9)
Utilisations and other movements	(33.3)	(40.7)	(23.3)
At end of year	70.5	112.5	111.7